LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES	LEASESThe Company leases certain office facilities under long-term operating lease agreements. The leases expire at various dates through 2024 and some include renewal options. Many of these leases require the payment of property taxes, insurance premiums, maintenance, utilities and other costs. In many cases, rentals are subject to increase in relation to a cost-of-living index. The Company accounts for lease and non-lease components together as a single lease component. The Company determines if an arrangement is a lease at inception. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.
NOTE 7.    LEASES (Continued)
Future minimum lease payments, as of December 31, 2021, on the leases described above, excluding any renewal options, are summarized as follows:

2022	$160
2023	143
2024	58
$361
Rental expense included in the consolidated statements of income for the years ended December 31, 2021 and 2020 is $488 and $473, respectively.
The Company determines if an arrangement is a lease at inception of the contract and assesses the appropriate classification as operating or financing. Operating leases with terms greater than one year are included in right-of-use assets and lease liabilities on the Company's consolidated balance sheets. Agreements with both lease and non-lease components are accounted for separately, with only the lease component capitalized. Operating right-of-use assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the term using the interest rate implicit in the contract, when available, or the Company's incremental collateralized borrowing rate with similar terms.
The table below summarizes information related to the Company's operating leases as of and for the year ended December 31, 2021:

Operating lease right-of-use assets	$338
Operating lease liabilities	$339
Weighted average remaining operating lease term (in years)	1.7
Weighted average operating lease discount rate	4.5%
Future obligations over the primary and renewal option terms of the Company’s long-term operating leases as of December 31, 2021, were as follows:

2022	$156
2023	143
2024	58
Total Lease Payments	357
Less: Interest	(18)
Operating Lease Liability	$339